TRUST FOR CREDIT UNIONS

                             MONEY MARKET PORTFOLIO

   Supplement dated October 20, 2008 to the Prospectus dated December 21, 2007
                         (as revised January 14, 2008).

                   THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL
                    INFORMATION BEYOND THAT CONTAINED IN THE
                        PROSPECTUS AND SHOULD BE READ IN
                        CONJUNCTION WITH THE PROSPECTUS.

On October 3, 2008, the Board of Trustees (the "Board") of Trust for Credit Unions (the "Trust") approved the participation by the Trust's Money Market Portfolio (the "Portfolio") in the Temporary Guarantee Program for Money Market Funds (the "Program") established by the United States Department of the Treasury (the "Treasury"). The Portfolio's participation in the Program is not certain until its application is reviewed and accepted by the Treasury, which is expected to take up to 14 days or more.

Under the Program, the Treasury will guarantee a $1.00 unit price for any units of the Portfolio held by a unitholder as of the close of business on September 19, 2008. Any additional investments made by a unitholder after September 19, 2008 in excess of the amount held on that date will not be covered. The Portfolio will bear the expense of participating in the Program (without regard to any expense limitation currently in effect), and therefore all unitholders will bear this expense, irrespective of the extent of their coverage.

The total amount of coverage available for all participants in the Program is limited to the amount available in the Treasury's Exchange Stabilization Fund, which, as of the date of this supplement, totals approximately $50 billion.

The Program will remain in effect until December 18, 2008, unless extended by the Treasury. If the Program is extended, the Board will consider if the Portfolio should continue to participate in the Program. Participation in any extension of the Program will result in an additional expense to the Portfolio, although there can be no assurance that the Portfolio will elect to participate, or be eligible to participate, in any extension of the Program.

AS A RESULT, THE TABLE ON PAGE 12 OF THE PROSPECTUS REGARDING PORTFOLIO FEES AND EXPENSES HAS BEEN RESTATED TO REFLECT THE PORTFOLIO'S CURRENT FEES AND EXPENSES. ALTHOUGH THE ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO AND SHORT DURATION PORTFOLIO ARE NOT ELIGIBLE TO PARTICIPATE IN THE PROGRAM, THE EXPENSES FOR EACH OF THESE PORTFOLIOS ALSO HAVE BEEN RESTATED TO REFLECT CURRENT FEES AND EXPENSES.

                                                                        ULTRA-SHORT
                                                             MONEY       DURATION     SHORT
                                                            MARKET      GOVERNMENT  DURATION
                                                           PORTFOLIO     PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------
UNITHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge (Load) Imposed on Purchases              None         None       None
Maximum Deferred Sales Charge (Load)                          None         None       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends   None         None       None
Redemption Fees                                               None         None       None
Exchange Fees                                                 None         None       None
ANNUAL PORTFOLIO OPERATING EXPENSES*
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):(1)
Management Fees                                               0.17%(2)     0.18%      0.18%
Administration Fees                                           0.10%(3)     0.05%      0.05%
Other Expenses                                                0.16%        0.15%      0.15%
----------------------------------------------------------------------------------------------
Total Portfolio Operating Expenses*                           0.43%(4)     0.38%      0.38%
==============================================================================================

* As a result of current fee waivers and expense limitations, "Total Portfolio Operating Expenses" of the Portfolios which are actually incurred as of the date of this Prospectus, as revised, are as set forth below. The expense limitations and fee waivers (other than the expense limitation described in footnote (4) below) may be modified or terminated at any time at the option of the Investment Adviser and Administrator. If this occurs, a Portfolio's operating expenses may increase without unitholder approval.

                                                                        ULTRA-SHORT
                                                             MONEY       DURATION     SHORT
                                                            MARKET      GOVERNMENT  DURATION
                                                           PORTFOLIO     PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------
Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets):(1)
Management Fees                                             0.07%(2)     0.18%        0.18%
Administration Fees                                         0.02%(3)     0.05%        0.05%
Other Expenses                                              0.16%        0.15%        0.15%
----------------------------------------------------------------------------------------------
Total Portfolio Operating Expenses
  (after current waivers and
  expense limitations)                                       0.25%(4)     0.38%        0.38%
==============================================================================================

(1) THE PORTFOLIOS' ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES AND EXPENSES.

(2) THE MANAGEMENT FEE FOR THE MONEY MARKET PORTFOLIO IS COMPUTED DAILY AND PAYABLE MONTHLY AT ANNUAL PERCENTAGE RATES EQUAL TO 0.20% OF THE FIRST $300 MILLION AND 0.15% IN EXCESS OF $300 MILLION OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. THE INVESTMENT ADVISER HAS VOLUNTARILY AGREED TO LIMIT ITS ADVISORY FEE TO 0.07% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. THE LIMITATION MAY BE TERMINATED AT ANY TIME AT THE OPTION OF THE INVESTMENT ADVISER.

(3) THE ADMINISTRATOR HAS VOLUNTARILY AGREED TO LIMIT ITS ADMINISTRATION FEE WITH RESPECT TO THE MONEY MARKET PORTFOLIO TO 0.02% OF AVERAGE DAILY NET ASSETS. THE LIMITATION MAY BE TERMINATED AT ANY TIME AT THE OPTION OF THE ADMINISTRATOR.

(4) THE ADMINISTRATOR HAS AGREED TO REDUCE OR LIMIT "TOTAL PORTFOLIO OPERATING EXPENSES" OF THE MONEY MARKET PORTFOLIO (EXCLUDING INTEREST, TAXES, BROKERAGE AND EXTRAORDINARY EXPENSES EXCLUSIVE OF ANY OFFSET ARRANGEMENTS) TO 0.20% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS.

EXAMPLE

The following Example is intended to help you compare the cost of investing in a Portfolio (without the fee waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your units at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO                         1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------------------------------------------------------------------
MONEY MARKET                        $26        $64      $113       $255
----------------------------------------------------------------------------
ULTRA-SHORT DURATION GOVERNMENT     $39       $122      $213       $480
----------------------------------------------------------------------------
SHORT DURATION                      $39       $122      $213       $480
----------------------------------------------------------------------------






ANY QUESTIONS REGARDING THE PORTFOLIO'S PARTICIPATION IN THE PROGRAM SHOULD BE ADDRESSED DIRECTLY TO THE PORTFOLIO ACCORDING TO THE CONTACT INFORMATION PROVIDED IN THE PROSPECTUS.


















INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE